Stockholders’ Deficit (Details) - Schedule of shares of common stock reserved for future issuance	6 Months Ended
Dec. 31, 2022 shares
Schedule of Shares of Common Stock Reserved For Future Issuance [Abstract]
Warrants to purchase common stock	18,415,453
Common stock options and RSUs	12,756,522
Equity awards available for future grants	4,617,400
Earnout shares	15,000,000
Total common stock reserved for future issuance	50,789,375